Taxes - Schedule of detailed information about effective income tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [Abstract]
Net loss before tax	$ (71,245)	$ (35,056)
Expected income tax recovery based on statutory rate	18,880	9,290
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(2,382)	(641)
Tax effect of unrecognized temporary differences and tax losses	(1,690)	(5,505)
Tax incentives and tax loss benefit not previously recognized	2,914	0
Effect of tax rates in foreign jurisdictions	3,331	(584)
Foreign exchange and other	(373)	138
Income tax recovery	$ 20,680	$ 2,698